Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards
Uncertain tax positions	$ 0	$ 0
Uncertain tax positions, accrued interest or penalties	0	0
Federal
Operating Loss Carryforwards
Net operating loss carryforwards	70,200,000	48,600,000
Tax credit carryforward	$ 7,100,000	3,900,000
Tax credit carryforward, expiration year	2041
State and Local
Operating Loss Carryforwards
Net operating loss carryforwards	$ 139,300,000	$ 109,300,000
Net operating loss carryforwards, expiration year	2040